Consolidated Statements of Cash Flows (Parentheticals) - CNY (¥) ¥ in Thousands	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022
Statement of Cash Flows [Abstract]
Net of cash disposed	¥ 175,482	¥ 19